Restatement - Restatement of balance sheet and statement of operations and stockholders' equity (Detail) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Restatement [Line Items]
Warrant liability			$ 71,511,999	$ 67,066,666	$ 67,066,666	$ 71,511,999	$ 90,539,999
Ordinary shares subject to possible redemption			591,432,995	595,977,264	595,977,264	591,432,995	569,661,141
Accumulated deficit		$ (5,288)	(7,113,121)	(2,568,852)	(2,568,852)	(7,113,121)	(28,884,980)
Additional paid-in capital			12,110,416	7,566,192	7,566,192	12,110,416	33,882,053
Change in fair value of warrant liabilities	$ (67,066,666)		(4,445,333)	(2,536,382)	(2,536,382)	(4,445,333)	(23,473,333)
Transaction costs				(2,536,382)	(2,536,382)	(2,536,382)	2,536,382
Net loss		$ (5,288)	(4,544,269)	$ (2,560,151)	$ (2,563,564)	(7,107,833)	(28,879,692)
Basic and diluted net loss per share, Class B				$ (0.15)	$ (0.15)
Class A common stock
Restatement [Line Items]
Class A ordinary shares			$ 986	$ 941	$ 941	$ 986	$ 1,203
Basic and diluted net loss per share, Class B							$ 0.00
Class B common stock
Restatement [Line Items]
Class A ordinary shares							$ 1,725
Basic and diluted net loss per share, Class B		$ (5,288)	$ (0.27)			$ (0.42)	$ (1.69)
Previously Reported [Member]
Restatement [Line Items]
Ordinary shares subject to possible redemption			$ 662,944,994	663,043,930	663,043,930	$ 662,944,994	$ 660,201,140
Accumulated deficit			(131,406)	(32,470)	(32,470)	(131,406)	(2,875,265)
Additional paid-in capital			5,129,416	5,030,481	5,030,481	5,129,416	7,873,243
Transaction costs				0	0
Net loss			(98,936)	$ (23,769)	$ (27,182)	(126,118)	(2,869,977)
Basic and diluted net loss per share, Class B				$ 0.00	$ 0.00
Previously Reported [Member] | Class A common stock
Restatement [Line Items]
Class A ordinary shares			$ 271	$ 270	$ 270	$ 271	$ 298
Previously Reported [Member] | Class B common stock
Restatement [Line Items]
Basic and diluted net loss per share, Class B			$ (0.01)			$ (0.02)	$ (0.18)
Revision of Prior Period, Reclassification, Adjustment [Member]
Restatement [Line Items]
Warrant liability			$ 71,511,999	67,066,666	67,066,666	$ 71,511,999	$ 90,539,999
Ordinary shares subject to possible redemption			(71,511,999)	(67,066,666)	(67,066,666)	(71,511,999)	(90,539,999)
Accumulated deficit			(6,981,715)	(2,536,382)	(2,536,382)	(6,981,715)	(26,009,715)
Additional paid-in capital			6,981,000	2,535,711	2,535,711	6,981,000	26,008,810
Change in fair value of warrant liabilities			(4,445,333)			(4,445,333)	(23,473,333)
Transaction costs				(2,536,382)	(2,536,382)	(2,536,382)	(2,536,382)
Net loss			(4,445,333)	$ (2,536,382)	$ (2,536,382)	(6,981,715)	(26,009,715)
Basic and diluted net loss per share, Class B				$ (0.15)	$ (0.15)
Revision of Prior Period, Reclassification, Adjustment [Member] | Class A common stock
Restatement [Line Items]
Class A ordinary shares			$ 715	$ 671	$ 671	$ 715	$ 905
Revision of Prior Period, Reclassification, Adjustment [Member] | Class B common stock
Restatement [Line Items]
Basic and diluted net loss per share, Class B			$ (0.26)			$ (0.40)	$ (1.51)